Income and expenses - Gains and Losses (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 19, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment		$ 554,914	$ 620,034	$ 740,906
Gain on disposal of intangible assets			1,692
(Loss) gain on disposal of subsidiary				$ (821)
Niagara Falls
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets		1,370
Property, plant and equipment		0	$ 0
France | FerroPem, S.A.S.
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets		$ 1,092
Ultracore Polska Zoo
Disclosure of analysis of single amount of discontinued operations [line items]
(Loss) gain on disposal of subsidiary	$ (821)